ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Research and development costs	$ 1,882,345	$ 332,642
Cash and cash equivalents	6,553,768	4,296,676	$ 392,007
Uninsured cash and cash equivalents	6,269,116	3,933,002
Depreciation expense	$ 14,468	$ 1,861
Computer equipment and software | Minimum
Estimated useful life	3 years
Computer equipment and software | Maximum
Estimated useful life	10 years
Office equipment | Minimum
Estimated useful life	2 years
Office equipment | Maximum
Estimated useful life	3 years
Buildings and improvements | Minimum
Estimated useful life	5 years
Buildings and improvements | Maximum
Estimated useful life	15 years
Leasehold improvements | Minimum
Estimated useful life	2 years
Leasehold improvements | Maximum
Estimated useful life	10 years
Machinery and equipment | Minimum
Estimated useful life	1 year
Machinery and equipment | Maximum
Estimated useful life	5 years